UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.07%)
CONSUMER DISCRETIONARY – (9.59%)
Automobiles & Components – (0.76%)
3,439,500	Harley-Davidson, Inc.	$46,054,905

Consumer Durables & Apparel – (0.28%)
456,000	Garmin Ltd.	9,667,200
328,596	Hunter Douglas NV (Netherlands)	7,669,233

		17,336,433

Consumer Services – (0.80%)
2,657,000	H&R Block, Inc.	48,330,830

Media – (5.09%)
10,211,000	Comcast Corp., Special Class A	131,313,460
3,958,000	Grupo Televisa S.A., ADR (Mexico)	53,987,120
1,385,800	Liberty Media Corp. - Entertainment, Series A *	27,632,852
8,511,500	News Corp., Class A	56,261,015
2,199,000	Walt Disney Co.	39,933,840

		309,128,287

Retailing – (2.66%)
635,500	Amazon.com, Inc. *	46,652,055
2,630,000	Bed Bath & Beyond Inc. *	64,987,300
3,631,000	CarMax, Inc. *	45,169,640
1,732,250	Liberty Media Corp. - Interactive, Series A *	5,006,203

		161,815,198

	TOTAL CONSUMER DISCRETIONARY	582,665,653

CONSUMER STAPLES – (12.11%)
Food & Staples Retailing – (7.14%)
6,155,900	Costco Wholesale Corp.	285,018,170
5,397,945	CVS Caremark Corp.	148,389,508

		433,407,678

Food, Beverage & Tobacco – (3.43%)
7,717,958	Diageo PLC (United Kingdom)	86,185,180
2,108,650	Heineken Holding NV (Netherlands)	51,119,001
517,300	Hershey Co.	17,976,175
1,494,167	Philip Morris International Inc.	53,162,462

		208,442,818

Household & Personal Products – (1.54%)
1,987,000	Procter & Gamble Co.	93,567,830

	TOTAL CONSUMER STAPLES	735,418,326

ENERGY – (16.90%)
2,767,700	Canadian Natural Resources Ltd. (Canada)	106,722,512
41,208,200	China Coal Energy Co. - H (China)	30,413,168
5,284,760	ConocoPhillips	206,951,202
3,720,842	Devon Energy Corp.	166,284,429
3,176,200	EOG Resources, Inc.	173,928,712
5,081,600	Occidental Petroleum Corp.	282,791,040
34,600	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	10,604,999
831,124	Transocean Ltd. *	48,903,336

	TOTAL ENERGY	1,026,599,398

FINANCIALS – (26.63%)
Banks – (2.86%)
	Commercial Banks – (2.86%)
12,210,579	Wells Fargo & Co.	173,878,645

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (11.09%)
	Capital Markets – (5.19%)
1,662,707	Ameriprise Financial, Inc.	$34,068,866
4,888,100	Bank of New York Mellon Corp.	138,088,825
1,779,350	Brookfield Asset Management Inc., Class A (Canada)	24,519,443
289,000	Goldman Sachs Group, Inc.	30,639,780
3,591,210	Julius Baer Holding AG (Switzerland)	88,238,923

		315,555,837

	Consumer Finance – (1.99%)
8,865,800	American Express Co.	120,840,854

	Diversified Financial Services – (3.91%)
6,364,740	JPMorgan Chase & Co.	169,174,789
2,265,600	Moody's Corp.	51,927,552
289,500	Visa Inc., Class A	16,096,200

		237,198,541

		673,595,232

Insurance – (12.16%)
	Life & Health Insurance – (0.21%)
658,000	Principal Financial Group, Inc.	5,382,440
400,000	Sun Life Financial Inc. (Canada)	7,144,000

		12,526,440

	Multi-line Insurance – (2.40%)
4,253,662	American International Group, Inc. *	4,253,662
1,531,000	Hartford Financial Services Group, Inc.	12,018,350
5,874,000	Loews Corp.	129,815,400

		146,087,412

	Property & Casualty Insurance – (8.55%)
3,770	Berkshire Hathaway Inc., Class A *	326,859,000
10,830	Berkshire Hathaway Inc., Class B *	30,540,600
21,700	Markel Corp. *	6,160,196
3,920,000	NIPPONKOA Insurance Co., Ltd. (Japan)	22,696,799
9,900,800	Progressive Corp. (Ohio) *	133,066,752

		519,323,347

	Reinsurance – (1.00%)
1,705,787	Transatlantic Holdings, Inc.	60,845,422

		738,782,621

Real Estate – (0.52%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	31,245,242

	TOTAL FINANCIALS	1,617,501,740

HEALTH CARE – (8.08%)
Health Care Equipment & Services – (3.46%)
246,500	Becton, Dickinson and Co.	16,574,660
1,610,000	Cardinal Health, Inc.	50,682,800
1,230,000	Express Scripts, Inc. *	56,678,400
283,500	Laboratory Corp. of America Holdings *	16,581,915
525,200	Medtronic, Inc.	15,477,644
2,610,000	UnitedHealth Group Inc.	54,627,300

		210,622,719

Pharmaceuticals, Biotechnology & Life Sciences – (4.62%)
1,288,000	Johnson & Johnson	67,748,800
1,353,500	Merck & Co. Inc.	36,206,125

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
4,031,200	Pfizer Inc.	$54,904,944
5,168,500	Schering-Plough Corp.	121,718,175

		280,578,044

	TOTAL HEALTH CARE	491,200,763

INDUSTRIALS – (7.20%)
Capital Goods – (1.17%)
696,000	ABB Ltd., ADR (Switzerland)	9,702,240
835,000	PACCAR Inc.	21,492,900
2,027,783	Tyco International Ltd.	39,663,435

		70,858,575

Commercial & Professional Services – (3.53%)
1,241,000	D&B Corp.	95,557,000
5,363,250	Iron Mountain Inc. *	118,903,253

		214,460,253

Transportation – (2.50%)
23,464,601	China Merchants Holdings International Co., Ltd. (China)	54,435,074
17,840,000	China Shipping Development Co. Ltd. - H (China)	16,869,503
13,859,500	Cosco Pacific Ltd. (China)	13,630,700
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	30,453,186
740,500	United Parcel Service, Inc., Class B	36,447,410

		151,835,873

	TOTAL INDUSTRIALS	437,154,701

INFORMATION TECHNOLOGY – (8.82%)
Semiconductors & Semiconductor Equipment – (1.76%)
6,478,300	Texas Instruments Inc.	106,956,733

Software & Services – (4.16%)
3,401,000	Activision Blizzard, Inc. *	35,540,450
1,012,000	eBay Inc. *	12,670,240
243,300	Google Inc., Class A *	84,498,090
6,535,000	Microsoft Corp.	119,786,550

		252,495,330

Technology Hardware & Equipment – (2.90%)
3,474,300	Agilent Technologies, Inc. *	53,399,991
2,491,000	Cisco Systems, Inc. *	41,674,430
2,533,000	Hewlett-Packard Co.	81,207,980

		176,282,401

	TOTAL INFORMATION TECHNOLOGY	535,734,464

MATERIALS – (5.56%)
1,339,500	BHP Billiton PLC (United Kingdom)	26,422,484
930,600	Martin Marietta Materials, Inc.	73,796,580
517,800	Monsanto Co.	43,029,180
477,500	Rio Tinto PLC (United Kingdom)	16,033,541
7,883,400	Sealed Air Corp.	108,790,920
4,159,100	Sino-Forest Corp. (Canada)*	28,996,263
924,100	Vulcan Materials Co.	40,928,389

	TOTAL MATERIALS	337,997,357

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
UTILITIES – (0.18%)
1,895,300	AES Corp. *	$11,011,693

	TOTAL UTILITIES	11,011,693

	TOTAL COMMON STOCK – (Identified cost $6,222,300,951)	5,775,284,095

CONVERTIBLE BONDS – (0.51%)
MATERIALS – (0.17%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	10,601,850

	TOTAL MATERIALS	10,601,850

TELECOMMUNICATION SERVICES – (0.34%)
19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	12,552,000
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	7,850,000

	TOTAL TELECOMMUNICATION SERVICES	20,402,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $42,565,000)	31,003,850

CORPORATE BONDS – (1.19%)
CONSUMER DISCRETIONARY – (0.78%)
Automobiles & Components – (0.78%)
47,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (a)	47,413,083

	TOTAL CONSUMER DISCRETIONARY	47,413,083

MATERIALS – (0.41%)
25,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)	25,029,150

	TOTAL MATERIALS	25,029,150

	TOTAL CORPORATE BONDS – (Identified cost $72,000,000)	72,442,233

SHORT TERM INVESTMENTS – (3.07%)
COMMERCIAL PAPER – (1.01%)
20,000,000	Sanpaolo IMI U.S. Financial Co., 0.25%, 04/01/09	20,000,000
16,000,000	Sanpaolo IMI U.S. Financial Co., 0.28%, 04/01/09	16,000,000
25,000,000	Sanpaolo IMI U.S. Financial Co., 0.25%, 04/06/09	24,999,132

	TOTAL COMMERCIAL PAPER	60,999,132

REPURCHASE AGREEMENTS – (2.06%)
48,180,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $48,180,294
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $49,143,600)	48,180,000
38,582,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $38,582,161
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $39,353,640)	38,582,000
28,908,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $28,908,096
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $29,486,160)	28,908,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (CONTINUED)
Repurchase Agreements - (CONTINUED)
$9,636,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $9,636,080
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $9,828,720)	$9,636,000

	TOTAL REPURCHASE AGREEMENTS	125,306,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $186,305,132)	186,305,132

	Total Investments – (99.84%) – (Identified cost $6,523,171,083) – (b)	6,065,035,310
	Other Assets Less Liabilities – (0.16%)	9,526,379

	Net Assets – (100.00%)	$6,074,561,689

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $90,894,083, or 1.50% of the Fund’s net assets as of March 31, 2009.

(b)	Aggregate cost for federal income tax purposes is $6,524,483,233. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,015,557,309
	Unrealized depreciation	(1,475,005,232)

	Net unrealized depreciation	$(459,447,923)

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.18%)
CONSUMER DISCRETIONARY – (21.26%)
Automobiles & Components – (0.33%)
16,360	Johnson Controls, Inc.	$196,320

Consumer Durables & Apparel – (3.67%)
52,400	Garmin Ltd.	1,110,880
45,122	Hunter Douglas NV (Netherlands)	1,053,120

		2,164,000

Consumer Services – (2.95%)
23,240	H&R Block, Inc.	422,736
47,800	Yum! Brands, Inc.	1,313,544

		1,736,280

Media – (13.00%)
179,100	Comcast Corp., Special Class A	2,303,226
89,900	Grupo Televisa S.A., ADR (Mexico)	1,226,236
52,500	Lagardere S.C.A. (France)	1,473,214
21,800	Liberty Media Corp. - Entertainment, Series A *	434,692
65,280	News Corp., Class A	431,501
98,900	Walt Disney Co.	1,796,024

		7,664,893

Retailing – (1.31%)
5,670	CarMax, Inc. *	70,535
34,490	Liberty Media Corp. - Interactive, Series A *	99,676
14,060	Netflix Inc. *	603,455

		773,666

	TOTAL CONSUMER DISCRETIONARY	12,535,159

CONSUMER STAPLES – (0.86%)
Food & Staples Retailing – (0.05%)
630	Costco Wholesale Corp.	29,169

Food, Beverage & Tobacco – (0.81%)
19,665	Heineken Holding NV (Netherlands)	476,729

	TOTAL CONSUMER STAPLES	505,898

ENERGY – (5.52%)
9,600	Devon Energy Corp.	429,024
15,500	Occidental Petroleum Corp.	862,575
27,600	Tenaris S.A., ADR (Argentina)	556,692
23,871	Transocean Ltd. *	1,404,570

	TOTAL ENERGY	3,252,861

FINANCIALS – (16.45%)
Banks – (0.75%)
	Commercial Banks – (0.75%)
30,900	Wells Fargo & Co.	440,016

Diversified Financials – (7.96%)
	Capital Markets – (4.49%)
52,790	Bank of New York Mellon Corp.	1,491,317
53,800	Charles Schwab Corp.	832,824
117,452	E*TRADE Financial Corp. *	144,466
7,170	Julius Baer Holding AG (Switzerland)	176,173

		2,644,780

	Diversified Financial Services – (3.47%)
295	CME Group Inc.	72,691
95,000	Oaktree Capital Group LLC, Class A (a)	1,282,500

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
13,053	Pargesa Holdings S.A., Bearer Shares (Switzerland)	$692,585

		2,047,776

		4,692,556

Insurance – (7.74%)
	Insurance Brokers – (0.16%)
5,018	Brown & Brown, Inc.	94,890

	Life & Health Insurance – (0.57%)
21,530	Power Corp. of Canada (Canada)	335,553

	Property & Casualty Insurance – (5.44%)
260	Berkshire Hathaway Inc., Class B *	733,200
8,445	Markel Corp. *	2,397,367
16,180	MBIA Inc. *	74,104

		3,204,671

	Reinsurance – (1.57%)
280	Everest Re Group, Ltd.	19,824
5,530	RenaissanceRe Holdings Ltd.	273,403
17,768	Transatlantic Holdings, Inc.	633,785

		927,012

		4,562,126

	TOTAL FINANCIALS	9,694,698

HEALTH CARE – (16.61%)
Health Care Equipment & Services – (4.49%)
1,175	Becton, Dickinson and Co.	79,007
4,170	Cardinal Health, Inc.	131,272
34,100	IDEXX Laboratories, Inc. *	1,175,768
1,500	Laboratory Corp. of America Holdings *	87,735
9,400	Medtronic, Inc.	277,018
42,840	UnitedHealth Group Inc.	896,641

		2,647,441

Pharmaceuticals, Biotechnology & Life Sciences – (12.12%)
56,300	Johnson & Johnson	2,961,380
39,600	Pfizer Inc.	539,352
154,800	Schering-Plough Corp.	3,645,540

		7,146,272

	TOTAL HEALTH CARE	9,793,713

INDUSTRIALS – (7.82%)
Capital Goods – (4.42%)
181,952	Blount International, Inc. *	840,618
45,100	Shaw Group Inc. *	1,236,191
9,250	Siemens AG, Registered (Germany)	528,078

		2,604,887

Commercial & Professional Services – (2.05%)
260	D&B Corp.	20,020
53,536	Iron Mountain Inc. *	1,186,893

		1,206,913

Transportation – (1.35%)
118,300	Clark Holdings, Inc. *	72,163

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
12,460	Kuehne & Nagel International AG, Registered (Switzerland)	$727,035

		799,198

	TOTAL INDUSTRIALS	4,610,998

INFORMATION TECHNOLOGY – (22.23%)
Semiconductors & Semiconductor Equipment – (2.92%)
104,400	Texas Instruments Inc.	1,723,644

Software & Services – (15.34%)
98,900	Activision Blizzard, Inc. *	1,033,505
20,825	Convera Corp., Class A *	3,540
14,024	Google Inc., Class A *	4,870,535
99,650	Microsoft Corp.	1,826,585
21,500	SAP AG, ADR (Germany)	758,735
43,000	Yahoo! Inc. *	549,540

		9,042,440

Technology Hardware & Equipment – (3.97%)
76,300	Agilent Technologies, Inc. *	1,172,731
53,324	Cisco Systems, Inc. *	892,110
8,500	Hewlett-Packard Co.	272,510

		2,337,351

	TOTAL INFORMATION TECHNOLOGY	13,103,435

MATERIALS – (4.71%)
8,200	Monsanto Co.	681,420
36,680	Sigma-Aldrich Corp.	1,383,203
101,900	Sino-Forest Corp. (Canada)*	710,423

	TOTAL MATERIALS	2,775,046

TELECOMMUNICATION SERVICES – (0.39%)
7,518	American Tower Corp., Class A *	228,773

	TOTAL TELECOMMUNICATION SERVICES	228,773

UTILITIES – (0.33%)
11,210	NRG Energy, Inc. *	197,296

	TOTAL UTILITIES	197,296

	TOTAL COMMON STOCK – (Identified cost $78,435,108)	56,697,877

CONVERTIBLE BONDS – (1.22%)
TELECOMMUNICATION SERVICES – (1.22%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	719,125

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	719,125

SHORT TERM INVESTMENTS – (2.54%)
575,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $575,004
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $586,500)	575,000
460,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $460,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $469,200)	460,000

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$345,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $345,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $351,900)	$345,000
115,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $115,001
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $117,300)	115,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,495,000)	1,495,000

	Total Investments – (99.94%) – (Identified cost $81,030,108) – (b)	58,912,002
	Other Assets Less Liabilities – (0.06%)	36,492

	Net Assets – (100.00%)	$58,948,494

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $1,282,500, or 2.18% of the Fund’s net assets as of March 31, 2009.

(b)	Aggregate cost for federal income tax purposes is $81,586,638. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,665,861
	Unrealized depreciation	(26,340,497)

	Net unrealized depreciation	$(22,674,636)

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	March 31, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value
FANNIE MAE – (9.66%)
$375,000	5.00%, 04/13/09	$375,366
200,000	6.50%, 07/15/09	202,131
2,000,000	1.0238%, 07/28/09 (a)	2,003,241
327,000	6.625%, 09/15/09	334,050
172,000	4.03%, 09/22/09	174,371

	TOTAL FANNIE MAE – (Identified cost $3,089,159)	3,089,159

FEDERAL FARM CREDIT BANK – (12.77%)
800,000	4.875%, 04/13/09	800,583
3,000,000	1.15%, 06/02/09 (a)	3,001,691
100,000	5.25%, 08/03/09	101,473
175,000	5.00%, 09/18/09	178,461

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $4,082,208)	4,082,208

FEDERAL HOME LOAN BANK – (43.77%)
1,000,000	0.45%, 04/03/09 (a)	1,000,000
800,000	3.24%, 04/03/09	800,003
1,000,000	0.45%, 04/08/09 (a)	1,000,000
200,000	3.00%, 04/15/09	200,063
250,000	5.863%, 04/22/09	250,750
125,000	5.00%, 04/29/09	125,369
1,000,000	4.25%, 05/15/09	1,002,080
500,000	4.00%, 05/26/09	502,455
200,000	6.21%, 06/02/09	201,947
190,000	6.525%, 06/17/09	192,383
2,000,000	3.05%, 06/18/09	1,999,760
500,000	5.25%, 06/19/09	503,644
200,000	4.00%, 06/22/09	201,510
150,000	3.03%, 06/30/09	150,902
295,000	5.375%, 07/17/09	298,083
300,000	5.00%, 09/18/09	305,056
1,000,000	1.185%, 10/13/09 (a)	1,001,453
250,000	4.25%, 11/20/09	255,253
2,000,000	0.76%, 01/27/10 (a)	2,000,000
2,000,000	0.71%, 02/02/10 (a)	2,000,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $13,990,711)	13,990,711

FREDDIE MAC – (9.58%)
1,000,000	3.375%, 04/15/09	1,000,729
233,993	5.50%, 05/15/09	234,276
310,000	4.25%, 07/15/09	311,906
1,000,000	6.625%, 09/15/09	1,026,427
200,000	4.00%, 09/22/09	203,077
281,000	4.20%, 10/28/09	286,552

	TOTAL FREDDIE MAC – (Identified cost $3,062,967)	3,062,967

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	March 31, 2009 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

Principal	Security	Value
MORTGAGES – (7.95%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (1.70%)
$547,815	Fannie Mae, 1.0219%, 11/25/09 (a)	$543,961

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	543,961

FANNIE MAE POOLS – (2.75%)
601,325	5.00%, 09/01/09, Pool No. 254468	606,024
269,143	4.50%, 12/01/09, Pool No. 254582	273,128

	TOTAL FANNIE MAE POOLS	879,152

FREDDIE MAC POOLS – (3.50%)
548,371	3.50%, 04/01/09, Pool No. M90913	548,371
570,700	4.50%, 04/01/09, Pool No. M90914	570,700

	TOTAL FREDDIE MAC POOLS	1,119,071

	TOTAL MORTGAGES – (Identified cost $2,542,184)	2,542,184

PRIVATE EXPORT FUNDING – (0.32%)
100,000	6.67%, 09/15/09	101,025

	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $101,025)	101,025

REPURCHASE AGREEMENTS – (15.51%)
1,907,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $1,907,012
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $1,945,140)	1,907,000
1,527,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $1,527,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $1,557,540)	1,527,000
1,144,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $1,144,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $1,166,880)	1,144,000
381,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $381,003
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $388,620)	381,000

	Total Repurchase Agreements – (Identified cost $4,959,000)	4,959,000

	Total Investments – (99.56%) – (Identified cost $31,827,254) – (b)	31,827,254
	Other Assets Less Liabilities – (0.44%)	140,939

	Net Assets – (100.00%)	$31,968,193

(a)

The interest rates on floating rate securities, shown as of March 31, 2009, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Aggregate cost for federal income tax purposes is $31,827,254.
Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

Selected Funds	Notes to Schedule of Investments
March 31, 2009 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected American Shares		Selected Special Shares		Selected Daily Government Fund
Valuation inputs
Level 1 – Quoted prices	$5,299,872,061		$50,288,443		$–
Level 2 – Other Significant Observable Inputs	765,163,249	*	8,623,559	*	31,827,254
Level 3 – Significant Unobservable Inputs	–		–		–
Total	$6,065,035,310		$58,912,002		$31,827,254

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2009